PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2014
	US$	US$
Computer equipment	3,118	6,001
Leasehold improvements	1,103	2,186
Electronic equipment	548	514
Office equipment	1,790	2,122
Motor vehicles	50	70

Total	6,609	10,893

Less: accumulated depreciation	(2,994)	(4,909)

Property and equipment, net	3,615	5,984

The depreciation expense for property and equipment was US$644, US$1,223 and US$2,352 for the years ended December 31, 2012, 2013 and 2014, respectively.